Description of Organization, Business Operations and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Description of Organization, Business Operations and Basis of Presentation [Abstract]
Description of Organization, Business Operations and Basis of Presentation

Note 1-Description of Organization, Business Operations and Basis of Presentation

OPAL Fuels Inc. (formerly known as ArcLight Clean Transition Corp. II) (the “Company”) was incorporated as a Cayman Islands exempted company on January 13, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.

Business Combination

On December 2, 2021, the Company, OPAL HoldCo LLC, a Delaware limited liability company (“OPAL HoldCo”), and OPAL Fuels LLC, a Delaware limited liability company (“OPAL Fuels”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). On July 21, 2022, we closed the Business Combination Agreement and consummated the transactions contemplated thereby (the “Business Combination”). The Business Combination Agreement and the Business Combination were unanimously approved by the boards of directors of the Company and OPAL Fuels, and also approved by OPAL Holdco, the sole member of OPAL Fuels. The Business Combination Agreement provides for, among other things, the following transactions: (i) each outstanding Class B ordinary share, par value $0.0001 per share, of the Company will convert into one Class A ordinary share, par value $0.0001 per share, of the Company; (ii) the Company will change the jurisdiction of its incorporation by deregistering as an exempted company in the Cayman Islands and domesticating to, and continuing as a corporation incorporated under the laws of, the State of Delaware (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed to “OPAL Fuels Inc.” (“New OPAL”), (B) each outstanding Class A ordinary share of the Company will become one share of Class A common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class A Common Stock”), (C) each outstanding warrant to purchase one Class A ordinary share of the Company will become a warrant to purchase one share of New OPAL Class A common stock and (D) New OPAL will file its certificate of incorporation and adopt bylaws to serve as its governing documents in connection with the Domestication; and (iii) (A) OPAL Fuels will cause its existing limited liability company agreement to be amended and restated, (B) OPAL Fuels will cause all of its limited liability company interests existing immediately prior to the closing of the Business Combination (the “Closing”) to be re-classified into a number of common units (collectively, the “OPAL Units”) based on a pre-transaction equity value for OPAL equal to $1,501,870,000, less all principal and accrued interest outstanding immediately after the Closing pursuant to that certain convertible promissory note, dated as of May 1, 2021 (as amended, including that certain First Amendment to Convertible Note, dated November 29, 2021, the “Ares Note”), held by ARCC Beacon LLC, a Delaware limited liability company (“Ares”), (C) the Company will contribute the (x) the amount of cash in the trust account (the “Trust Account”) established by the Company with the proceeds from its initial public offering as of immediately prior to the Closing (and before, for the avoidance of doubt, giving effect to the exercise of redemption rights by any of the Company’s shareholders (the “Public Share Redemptions”)), minus (y) the aggregate amount of cash required to fund the ACT Share Redemptions and any other obligations to be funded from the Trust Account, plus (z) the aggregate cash proceeds actually received in respect of the PIPE Investment (as defined below) and (E) New OPAL will issue to OPAL Fuels, and OPAL Fuels will in turn distribute to OPAL HoldCo and Hillman RNG Investments, LLC (“Hillman”) a number of shares of Class D common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class D Common Stock”), and distribute to Ares (together with OPAL HoldCo and Hillman, collectively, the “OPAL Equityholders”) shares of Class B common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class B Common Stock”) (neither of which will have any economic value but will entitle the holder thereof to five votes per share or one vote per share, respectively), equal to the number of OPAL Units held by each of the OPAL Equityholders.

In addition, if New OPAL’s annual EBITDA for the calendar year 2023 exceeds $238,000,000 (the “First Earnout Triggering Event”), New OPAL will issue to OPAL HoldCo, Ares and Hillman (collectively, the “Earnout Participants”) an aggregate of 5,000,000 shares of New OPAL Class B Common Stock and New OPAL Class D Common Stock and corresponding OPAL Units (collectively, the “First Earnout Tranche”) in accordance with the allocations set forth in the Business Combination Agreement. Additionally, if New OPAL’s annual EBITDA for the calendar year 2024 exceeds $446,000,000 (the “Second Earnout Triggering Event”), New OPAL will issue to the Earnout Participants an aggregate of 5,000,000 additional shares of New OPAL Class B Common Stock and New OPAL Class D Common Stock and corresponding OPAL Units (collectively, the “Second Earnout Tranche”) in accordance with the allocations set forth in the Business Combination Agreement. In the event that the First Earnout Triggering Event does not occur but the Second Earnout Triggering Event does occur, New OPAL will be obligated to issue both the First Earnout Tranche and the Second Earnout Tranche upon the occurrence of the Second Earnout Triggering Event.

PIPE Financing (Private Placement)

Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), including, among others, an affiliate of the Company, as well as additional third-party investors. Pursuant to the Subscription Agreements, each investor agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, immediately prior to the Closing, an aggregate of 12,500,000 shares of the Company’s common stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $125,000,000 (the “PIPE Investment”). Effective as of May 11, 2022, the Company and PIPE Investors representing $110,806,000 of the original PIPE Investment entered into amendments with respect to such PIPE Investors’ Subscription Agreements (the “Amended Subscription Agreements”), whereby the termination rights described in the Subscription Agreements were amended to extend the term of each Amended Subscription Agreement by 60 days to July 29, 2022.

The closing of the PIPE Investment is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that the Company will grant the investors in the PIPE Investment certain customary registration rights.

Investor Rights Agreement

The Business Combination Agreement contemplates that, at the Closing, OPAL Fuels, Ares, Hillman and the Class B Shareholders (collectively the “New OPAL Holders”) will enter into an Investor Rights Agreement (the “Investor Rights Agreement”), pursuant to which, among other things, (i) the Company and the Company’s Sponsor will agree to terminate the Registration and Shareholder Rights Agreement, dated as of March 25, 2021, entered into by them in connection with the Company’s initial public offering, (ii) New OPAL will provide the New OPAL Holders certain registration rights with respect to certain shares of New OPAL Class A common stock held by them or otherwise issuable to them pursuant to the Business Combination Agreement, Second A&R LLC Agreement or the certificate of incorporation of New OPAL and (iii) the New OPAL Holders will agree not to transfer, sell, assign or otherwise dispose of their shares of New OPAL Class A common stock for up to 180 days following the Closing, subject to certain exceptions.

Prior to Business Combination

All activity for the period from January 13, 2021 (inception) through June 30, 2022 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below, and, since the closing of the Initial Public Offering, a search for a business combination candidate. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The Company’s sponsor is ArcLight CTC Holdings II, L.P., a Delaware limited partnership (“Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on March 22, 2021. On March 25, 2021, the Company consummated its Initial Public Offering of 31,116,305 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), including the partial exercise of the underwriters’ option to purchase 3,616,305 additional Units (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of approximately $311.2 million (see Note 3), and incurring offering costs of approximately $17.6 million, of which approximately $10.9 million was for deferred underwriting commissions (see Note 6).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 9,223,261 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant with the Sponsor, generating gross proceeds of approximately $9.2 million (see Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, approximately $311.2 million of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company was required to provide its holders of Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The Company sought shareholder approval of a Business Combination in connection with the Business Combination. The Public Shareholders were entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account. The per-share amount distributed to Public Shareholders who redeemed their Public Shares was not reduced by the deferred underwriting commissions the Company paid to the underwriters (as discussed in Note 6). These Public Shares are recorded at a redemption value and classified as temporary equity upon and following the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”).

Liquidity and Capital Resources

As of June 30, 2022, the Company had approximately $219,000 in its operating bank account and working capital of approximately $662,000.

The Company’s liquidity needs up to June 30, 2022 had been satisfied through a payment of $25,000 from the Sponsor to cover certain expenses on behalf of the Company in exchange for the issuance of the Founder Shares (as defined below), the loan under the Note from the Sponsor of approximately $172,000 (see Note 5) to the Company, and the net proceeds from the consummation of the Private Placement not held in the Trust Account. The Note from the Sponsor was repaid in full on March 26, 2021. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s officers, directors and Initial Shareholders may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). On May 16, 2022, the Company entered into a non-interest bearing promissory note with the Sponsor for $1,000,000. To date, there were no amounts outstanding under any Working Capital Loans.

On July 21, 2022, we used substantially all of the funds held in the Trust Account to complete the Business Combination. Funds held in the Trust Account were also used to fund the redemption of publicly held Class A ordinary shares of ArcLight.

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that the specific impact is not readily determinable as of the date of the unaudited condensed financial statements. The unaudited condensed financial statement does not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Description of Organization and Business Operations

ArcLight Clean Transition Corp. II (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on January 13, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses that the Company has not finalized (“Business Combination”).

As of December 31, 2021, the Company had not yet commenced operations. All activity for the period from January 13, 2021 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below, and, since the closing of the Initial Public Offering, a search for a business combination candidate. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is ArcLight CTC Holdings II, L.P., a Delaware limited partnership (“Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on March 22, 2021. On March 25, 2021, the Company consummated its Initial Public Offering of 31,116,305 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), including the partial exercise of the underwriters’ option to purchase 3,616,305 additional Units (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of approximately $311.2 million (see Note 3), and incurring offering costs of approximately $17.6 million, of which approximately $10.9 million was for deferred underwriting commissions (see Note 6).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 9,223,261 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant with the Sponsor, generating gross proceeds of approximately $9.2 million (see Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, approximately $311.2 million of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). These Public Shares were recorded at a redemption value and classified as temporary equity, in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which will be adopted by the Company upon the consummation of the Initial Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares prior to this Initial Public Offering (the “Initial Shareholders”) agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. In addition, the Company agreed not to enter into a definitive agreement regarding an initial Business Combination without the prior consent of the Sponsor.

Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.

The Company’s Sponsor, executive officers and directors agreed not to propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or March 25, 2023 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes payable (less up to $100,000 of interest to pay dissolution expenses).

The Initial Shareholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the Trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On December 2, 2021, the Company, OPAL HoldCo LLC, a Delaware limited liability company (“OPAL HoldCo”), and OPAL Fuels LLC, a Delaware limited liability company (“OPAL Fuels”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”).

The Business Combination Agreement and the transactions contemplated thereby (collectively, the “Business Combination”) were unanimously approved by the boards of directors of each of the Company and OPAL and also approved by OPAL Holdco, the sole member of OPAL Fuels. The Business Combination Agreement provides for, among other things, the following transactions: (i) each outstanding Class B ordinary share, par value $0.0001 per share, of the Company will convert into one Class A ordinary share, par value $0.0001 per share, of the Company; (ii) the Company will change the jurisdiction of its incorporation by deregistering as an exempted company in the Cayman Islands and domesticating to, and continuing as a corporation incorporated under the laws of, the State of Delaware (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed to “OPAL Fuels Inc.” (“New OPAL”), (B) each outstanding Class A ordinary share of the Company will become one share of Class A common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class A Common Stock”), (C) each outstanding warrant to purchase one Class A ordinary share of the Company will become a warrant to purchase one share of New OPAL Class A common stock and (D) New OPAL will file its certificate of incorporation and adopt bylaws to serve as its governing documents in connection with the Domestication; and (iii) (A) OPAL Fuels will cause its existing limited liability company agreement to be amended and restated, (B) OPAL Fuels will cause all of its limited liability company interests existing immediately prior to the closing of the Business Combination (the “Closing”)to be re-classified into a number of common units (collectively, the “OPAL Units”) based on a pre-transaction equity value for OPAL equal to $1,501,870,000, less all principal and accrued interest outstanding immediately after the Closing pursuant to that certain convertible promissory note, dated as of May 1, 2021 (as amended, including that certain First Amendment to Convertible Note, dated November 29, 2021), held by ARCC Beacon LLC, a Delaware limited liability company (“Ares”), (C) the Company will contribute the (x) the amount of cash in the trust account (the “Trust Account”) established by the Company with the proceeds from its initial public offering as of immediately prior to the Closing (and before, for the avoidance of doubt, giving effect to the exercise of redemption rights by any of the Company’s shareholders (the “Public Share Redemptions”)), minus (y) the aggregate amount of cash required to fund the ACT Share Redemptions and any other obligations to be funded from the Trust Account, plus (z) the aggregate cash proceeds actually received in respect of the PIPE Investment (as defined below) and (E) New OPAL will issue to OPAL Fuels, and OPAL Fuels will in turn distribute to OPAL HoldCo and Hillman RNG Investments, LLC (“Hillman”) a number of shares of Class D common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class D Common Stock”), and distribute to Ares (together with OPAL HoldCo and Hillman, collectively, the “OPAL Equityholders”) shares of Class B common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class B Common Stock”) (neither of which will have any economic value but will entitle the holder thereof to five votes per share or one vote per share, respectively), equal to the number of OPAL Units held by each of the OPAL Equityholders.

In addition, if New OPAL’s annual EBITDA for the calendar year 2023 exceeds $238,000,000 (the “First Earnout Triggering Event”), New OPAL will issue to OPAL HoldCo, Ares and Hillman (collectively, the “Earnout Participants”) an aggregate of 5,000,000 shares of New OPAL Class B Common Stock and New OPAL Class D Common Stock and corresponding OPAL Units (collectively, the “First Earnout Tranche”) in accordance with the allocations set forth in the Business Combination Agreement. Additionally, if New OPAL’s annual EBITDA for the calendar year 2024 exceeds $446,000,000 (the “Second Earnout Triggering Event”), New OPAL will issue to the Earnout Participants an aggregate of 5,000,000 additional shares of New OPAL Class B Common Stock and New OPAL Class D Common Stock and corresponding OPAL Units (collectively, the “Second Earnout Tranche”) in accordance with the allocations set forth in the Business Combination Agreement. In the event that the First Earnout Triggering Event does not occur but the Second Earnout Triggering Event does occur, New OPAL will be obligated to issue both the First Earnout Tranche and the Second Earnout Tranche upon the occurrence of the Second Earnout Triggering Event.

The Business Combination is expected to close late in first half of 2022, following the receipt of the required approval by the Company’s shareholders and the fulfillment of other customary closing conditions.

PIPE Financing (Private Placement)

Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors, including, among others, an affiliate of the Company, as well as additional third-party investors. Pursuant to the Subscription Agreements, each investor agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, immediately prior to the Closing, an aggregate of 12,500,000 shares of the Company’s common stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $125,000,000 (the “PIPE Investment”).

The closing of the PIPE Investment is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that the Company will grant the investors in the PIPE Investment certain customary registration rights.

Investor Rights Agreement

The Business Combination Agreement contemplates that, at the Closing, OPAL Fuels, Ares, Hillman and the Class B Shareholders (collectively the “New OPAL Holders”) will enter into an Investor Rights Agreement (the “Investor Rights Agreement”), pursuant to which, among other things, (i) the Company and the Company’s Sponsor will agree to terminate the Registration and Shareholder Rights Agreement, dated as of March 25, 2021, entered into by them in connection with the Company’s initial public offering, (ii) New OPAL will provide the New OPAL Holders certain registration rights with respect to certain shares of New OPAL Class A common stock held by them or otherwise issuable to them pursuant to the Business Combination Agreement, Second A&R LLC Agreement or the certificate of incorporation of New OPAL and (iii) the New OPAL Holders will agree not to transfer, sell, assign or otherwise dispose of their shares of New OPAL Class A common stock for up to 180 days following the Closing, subject to certain exceptions.

Liquidity and Capital Resources

As of December 31, 2021, the Company had approximately $812,000 in its operating bank account and working capital of approximately $1.4 million.

The Company’s liquidity needs up to December 31, 2021 had been satisfied through a payment of $25,000 from the Sponsor to cover certain expenses on behalf of the Company in exchange for the issuance of the Founder Shares (as defined below), the loan under the promissory note from the Sponsor of approximately $172,000 (the “Note”) (see Note 5) to the Company, and the net proceeds from the consummation of the Private Placement not held in the Trust Account. The Note from the Sponsor was repaid in full on March 26, 2021.

Based on the foregoing, management believes that the Company will have sufficient working capital to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Management continues to evaluate the impact of the COVID-19 pandemic and have concluded that the specific impact is not readily determinable as of the date of financial statements. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.